Summary of Significant Accounting Policies - Project Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Impairment loss of project assets held for development and sale	$ 5,138	$ 5,932	$ 0
Impairment losses on project assets	$ 8,706	$ 10,853	$ 0